Consolidated Statements of Cash Flows - 10K - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (13,037)	$ (3,217)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expense	4	3
Amortization of debt discounts and issuance costs	2,104	217
Stock-based compensation expense	388	25
Gain (Loss) on Extinguishment of Debt	0	325
Change in fair value of warrant liability	(182)	0
Reduction in operating lease right of use assets	53	47
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(547)	(35)
Accounts payable	2,159	897
Accrued expenses	125	696
Operating lease liabilities	(57)	(43)
Cash used in operating activities	(8,990)	(1,085)
Investing activities:
Purchase of property and equipment	(8)	(3)
Cash used in investing activities	(8)	(3)
Financing activities:
Advances from employees	190	35
Repayment of advances from employees	(195)	(30)
Proceeds from issuance of non-convertible promissory note	0	125
Repayment of non-convertible promissory note	0	(125)
Proceeds from issuance of convertible promissory note	0	125
Repayment of convertible promissory note	0	(125)
Proceeds from issuance of bridge promissory note	1,250	1,250
Proceeds from issuance of common stock in pre-closing financing	12,250	0
Proceeds from warrant exercise	12	0
Cash acquired in reverse recapitalization	941	0
Payment of reverse recapitalization costs	(2,984)	0
Payment of deferred stock issuance costs	(517)	(111)
Payment of debt issuance costs	(150)	(13)
Redemption of redeemable common stock	0	(124)
Cash provided by financing activities	10,797	1,007
Net increase (decrease) in cash and cash equivalents	1,799	(81)
Cash and cash equivalents at beginning of period	9	90
Cash and cash equivalents at end of period	1,808	9
Supplemental disclosure of cash flow information:
Cash paid for interest	0	33
Supplemental disclosure or noncash activities:
Issuance of stock for repayment of bridge loan	3,333	0
Non-contingent beneficial conversion feature on convertible promissory note	0	60
Restricted stock awards issued in satisfaction of accrued compensation	0	417
Recognition of debt discount and additional paid-in-capital for warrants issued in connection with promissory notes	532	601
Net liabilities acquired in connection with reverse recapitalization	3,881	0
Conversion of promissory note	0	5,337
Debt and deferred stock issuance costs included in accounts payable and accrued expenses	226	340
Issuance of stock for payment of reverse recapitalization costs	1,875	0
Issuance of warrants for payment of stock issuance costs	$ 18	$ 0